Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
We are providing the following information about the relationship of the “compensation actually paid” to our Chief Executive Officer (“CEO”) and “average compensation actually paid” to our Non-CEO named executive officers (“Non CEO-NEOs”), as calculated under the SEC pay versus performance proxy rule, for our fiscal years 2022, 2021 and 2020 to certain financial performance measures.
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The Compensation Actually Paid amounts are calculated by making SEC required adjustments to the Total compensation amounts for the executives presented in the Summary Compensation Table.

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The Compensation Actually Paid amounts are calculated by making mandated adjustments to the amounts in the “Total” column of the Summary Compensation Table.

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The financial performance measures presented are Company total shareholder return (“Company TSR”), peer group total shareholder return (“Peer Group Index TSR”), Net Earnings, and Company return on invested capital (“ROIC”). The peer group shown in the table is the S&P 400 Industrial Machinery Index, a peer group index that has been historically presented in the Shareholder Return Performance Graphs in the Company’s Annual Reports.

Pay Versus Performance Table
Year	Summary Compensation Table Total for CEO($)(1)	Compensation Actually Paid to CEO($)(1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs($)(1)	Average Compensation Actually Paid to Non-CEO NEOs($)(1)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (GAAP)($)	ROIC (%)(5)
					Company TSR ($)	Peer Group Index TSR ($)(4)
2022	8,674,260	21,710,433	2,258,298	4,865,986	210.67	144.11	254,251,000	12.9
2021	7,337,975	16,362,423	1,944,076	3,485,985	233.12	189.30	197,725,000	10.1
2020	6,432,086	9,973,234	1,634,815	2,003,714	162.46	166.16	142,149,000	8.7

(1)
Mr. Kaniewski served as CEO in all years presented. Ms. Larkin and Messers. Applbaum, Schapper and Parnell were Non-CEO NEOs in 2021. Ms. Larkin and Messers. Applbaum, Schapper, Laterreur, and Jaksich (who was the Company’s CFO until March 30, 2020) were Non-CEO NEOs in 2020.

(2)
The Summary Compensation Table (“SCT”) Total amounts for CEO for 2022, 2021 and 2020 were respectively adjusted to compute the compensation actually paid as follows:

Fiscal Year	Deduction of the Amounts of Equity Awards Reported in SCT for Fiscal Year		Addition of Fair Value of Outstanding and Unvested Equity Awards Granted During the Fiscal Year as of the End of the Fiscal Year	Change in Fair Value From Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of the End of the Fiscal Year	Change in Fair Value as of the Vesting Date from the Prior Fiscal Year of Equity Awards Vesting in the Fiscal Year	Fair Value of Equity Awards as of the Prior Fiscal Year of Awards that Failed Vesting Conditions in Fiscal Year
	Stock Awards	Options
2022	$3,498,650	$1,529,987	$7,936,540	$5,554,332	$4,573,938	$0
2021	$2,883,858	$1,042,664	$5,515,454	$3,846,884	$3,588,632	$0
2020	$2,742,393	$1,029,302	$4,338,856	$2,287,228	$686,759	$0

(3)
The Average SCT Total amounts for the Non-CEO NEOs for 2022, 2021 and 2020 were respectively adjusted to compute the compensation actually paid as follows:

Fiscal Year	Deduction of the Amounts of Equity Awards Reported in SCT for Fiscal Year		Addition of Fair Value of Outstanding and Unvested Equity Awards Granted During the Fiscal Year as of the End of the Fiscal Year	Change in Fair Value From Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of the End of the Fiscal Year	Change in Fair Value as of the Vesting Date from the Prior Fiscal Year of Equity Awards Vesting in the Fiscal Year	Fair Value of Equity Awards as of the Prior Fiscal Year of Awards that Failed Vesting Conditions in Fiscal Year
	Stock Awards	Options
2022	$658,023	$254,018	$1,494,431	$1,240,140	$785,159	$0
2021	$594,237	$205,271	$1,137,243	$827,482	$376,692	$0
2020	$497,451	$143,675	$741,232	$206,612	$62,180	$0

(4)
S&P 400 Industrial Machinery Index.

(5)
Valmont selected ROIC as a company specific financial measure that links financial results and performance. A significant portion of an executives long-term performance award is based on ROIC and ROIC is a focus measure for investors. ROIC is a non-GAAP financial measure. ROIC is calculated from the Company’s audited financial statements as follows:

Dollars in Thousands	2022	2021	2020
Operating Income	$433,249	$286,785	$225,953
Adjusted effective tax rate	27.7%	23.6%	24.2%
Tax effect on operating income	(119,872)	(67,681)	(54,681)

After-tax operating income	$313,317	$219,104	$171,272

Average invested capital	$2,437,232	$2,176,577	$1,975,693

Return on invested capital	12.9%	10.1%	8.7%
Total Assets	$3,556,996	$3,447,249	$2,953,160
Less: Accounts payable	(360,312)	(347,841)	(268,099)
Less: Accrued expenses	(248,320)	(253,330)	(227,735)
Less: Income Tax payable	(3,664)	—	—
Less: Defined benefit pension asset	(24,216)	—	—
Less: Defined benefit pension liability		(536)	(118,523)
Less: Deferred compensation	(30,316)	(35,373)	(44,519)
Less: Other noncurrent liabilities	(13,480)	(89,207)	(58,687)
Less: Dividends payable	(11,742)	(10,616)	(9,556)
Less: Lease liability	(155,469)	(147,759)	(80,202)
Less: Contract liability	(172,915)	(135,746)	(130,018)
Less: Deferred tax liability	(41,091)	(47,849)	(41,689)

Total invested capital	$2,495,471	$2,378,992	$1,974,162

Beginning of year invested capital	$2,378,992	$1,974,162	$1,977,223

Average invested capital	$2,437,232	$2,176,577	$1,975,693

The adjusted effective tax rate for 2022 excludes the effects of the $33,273 loss from the divestiture of the offshore wind energy structure business which is not deductible for income tax purposes. The effective rate including the loss on the divestiture is 29.9%. The adjusted effective tax rates for 2020 exclude the effects of the $12.575 million goodwill impairments which are not deductible for income tax purposes. The effective tax rate in 2020 including the impairments is 25.7%.

Company Selected Measure Name	ROIC
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Kaniewski served as CEO in all years presented. Ms. Larkin and Messers. Applbaum, Schapper and Parnell were Non-CEO NEOs in 2021. Ms. Larkin and Messers. Applbaum, Schapper, Laterreur, and Jaksich (who was the Company’s CFO until March 30, 2020) were Non-CEO NEOs in 2020.

Peer Group Issuers, Footnote [Text Block]	(4) S&P 400 Industrial Machinery Index.
PEO Total Compensation Amount	$ 8,674,260	$ 7,337,975	$ 6,432,086
PEO Actually Paid Compensation Amount	$ 21,710,433	16,362,423	9,973,234
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The Summary Compensation Table (“SCT”) Total amounts for CEO for 2022, 2021 and 2020 were respectively adjusted to compute the compensation actually paid as follows:

Fiscal Year	Deduction of the Amounts of Equity Awards Reported in SCT for Fiscal Year		Addition of Fair Value of Outstanding and Unvested Equity Awards Granted During the Fiscal Year as of the End of the Fiscal Year	Change in Fair Value From Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of the End of the Fiscal Year	Change in Fair Value as of the Vesting Date from the Prior Fiscal Year of Equity Awards Vesting in the Fiscal Year	Fair Value of Equity Awards as of the Prior Fiscal Year of Awards that Failed Vesting Conditions in Fiscal Year
	Stock Awards	Options
2022	$3,498,650	$1,529,987	$7,936,540	$5,554,332	$4,573,938	$0
2021	$2,883,858	$1,042,664	$5,515,454	$3,846,884	$3,588,632	$0
2020	$2,742,393	$1,029,302	$4,338,856	$2,287,228	$686,759	$0

Non-PEO NEO Average Total Compensation Amount	$ 2,258,298	1,944,076	1,634,815
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,865,986	3,485,985	2,003,714
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The Average SCT Total amounts for the Non-CEO NEOs for 2022, 2021 and 2020 were respectively adjusted to compute the compensation actually paid as follows:

Fiscal Year	Deduction of the Amounts of Equity Awards Reported in SCT for Fiscal Year		Addition of Fair Value of Outstanding and Unvested Equity Awards Granted During the Fiscal Year as of the End of the Fiscal Year	Change in Fair Value From Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of the End of the Fiscal Year	Change in Fair Value as of the Vesting Date from the Prior Fiscal Year of Equity Awards Vesting in the Fiscal Year	Fair Value of Equity Awards as of the Prior Fiscal Year of Awards that Failed Vesting Conditions in Fiscal Year
	Stock Awards	Options
2022	$658,023	$254,018	$1,494,431	$1,240,140	$785,159	$0
2021	$594,237	$205,271	$1,137,243	$827,482	$376,692	$0
2020	$497,451	$143,675	$741,232	$206,612	$62,180	$0

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Most Important Financial Performance Measures for 2022. In our assessment, the three most important financial measures we use to link compensation actually paid to the CEO and Non-CEO NEOs to Company performance for fiscal 2022 are:
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ROIC

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net earnings

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cumulative compound operating income growth

Total Shareholder Return Amount	$ 210.67	233.12	162.46
Peer Group Total Shareholder Return Amount	144.11	189.3	166.16
Net Income (Loss)	$ 254,251,000	$ 197,725,000	$ 142,149,000
Company Selected Measure Amount	12.9	10.1	8.7
PEO Name	Mr. Kaniewski
Operating Income (Loss)	$ 433,249,000	$ 286,785,000	$ 225,953,000
Effective Income Tax Rate Reconciliation, Percent	27.70%	23.60%	24.20%
Income Tax Expense (Benefit)	$ (119,872,000)	$ (67,681,000)	$ (54,681,000)
Net Income (Loss) Available to Common Stockholders, Basic	313,317,000	219,104,000	171,272,000
Average Investment Capital	$ 2,437,232,000	$ 2,176,577,000	$ 1,975,693,000
Percentage of Return on Invested Capital	12.90%	10.10%	8.70%
Assets	$ 3,556,996,000	$ 3,447,249,000	$ 2,953,160,000
Accounts Payable	360,312,000	347,841,000	268,099,000
Accrued Liabilities	248,320,000	253,330,000	227,735,000
Taxes Payable	3,664,000
Defined Benefit Plan, Plan Assets, Amount	(24,216,000)
Liability, Defined Benefit Pension Plan		536,000	118,523,000
Deferred Compensation Liability, Current and Noncurrent	30,316,000	35,373,000	44,519,000
Other Liabilities, Noncurrent	(13,480,000)	(89,207,000)	(58,687,000)
Dividends Payable	11,742,000	10,616,000	9,556,000
Operating Lease, Liability	155,469,000	147,759,000	80,202,000
Contract with Customer, Liability	172,915,000	135,746,000	130,018,000
Deferred Income Tax Liabilities, Net	41,091,000	47,849,000	41,689,000
Investment Capital	2,495,471,000	2,378,992,000	1,974,162,000	$ 1,977,223,000
Loss from Divestiture	$ 33,273
Effective Rate Including Loss on Divestiture	29.90%
Goodwill, Impairment Loss			$ 12,575,000
Effective Income Tax Rate Including Impairment			25.70%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Non-GAAP Measure Description [Text Block]
(5)
Valmont selected ROIC as a company specific financial measure that links financial results and performance. A significant portion of an executives long-term performance award is based on ROIC and ROIC is a focus measure for investors. ROIC is a non-GAAP financial measure. ROIC is calculated from the Company’s audited financial statements as follows:

Dollars in Thousands	2022	2021	2020
Operating Income	$433,249	$286,785	$225,953
Adjusted effective tax rate	27.7%	23.6%	24.2%
Tax effect on operating income	(119,872)	(67,681)	(54,681)

After-tax operating income	$313,317	$219,104	$171,272

Average invested capital	$2,437,232	$2,176,577	$1,975,693

Return on invested capital	12.9%	10.1%	8.7%
Total Assets	$3,556,996	$3,447,249	$2,953,160
Less: Accounts payable	(360,312)	(347,841)	(268,099)
Less: Accrued expenses	(248,320)	(253,330)	(227,735)
Less: Income Tax payable	(3,664)	—	—
Less: Defined benefit pension asset	(24,216)	—	—
Less: Defined benefit pension liability		(536)	(118,523)
Less: Deferred compensation	(30,316)	(35,373)	(44,519)
Less: Other noncurrent liabilities	(13,480)	(89,207)	(58,687)
Less: Dividends payable	(11,742)	(10,616)	(9,556)
Less: Lease liability	(155,469)	(147,759)	(80,202)
Less: Contract liability	(172,915)	(135,746)	(130,018)
Less: Deferred tax liability	(41,091)	(47,849)	(41,689)

Total invested capital	$2,495,471	$2,378,992	$1,974,162

Beginning of year invested capital	$2,378,992	$1,974,162	$1,977,223

Average invested capital	$2,437,232	$2,176,577	$1,975,693

The adjusted effective tax rate for 2022 excludes the effects of the $33,273 loss from the divestiture of the offshore wind energy structure business which is not deductible for income tax purposes. The effective rate including the loss on the divestiture is 29.9%. The adjusted effective tax rates for 2020 exclude the effects of the $12.575 million goodwill impairments which are not deductible for income tax purposes. The effective tax rate in 2020 including the impairments is 25.7%.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	net earnings
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	cumulative compound operating income growth
PEO [Member] | Adj Type1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,498,650	2,883,858	$ 2,742,393
PEO [Member] | Adj Type2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,529,987	1,042,664	1,029,302
PEO [Member] | Adj Type3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,936,540	5,515,454	4,338,856
PEO [Member] | Adj Type4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,554,332	3,846,884	2,287,228
PEO [Member] | Adj Type5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,573,938	3,588,632	686,759
PEO [Member] | Adj Type6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adj Type1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	658,023	594,237	497,451
Non-PEO NEO [Member] | Adj Type2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	254,018	205,271	143,675
Non-PEO NEO [Member] | Adj Type3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,494,431	1,137,243	741,232
Non-PEO NEO [Member] | Adj Type4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,240,140	827,482	206,612
Non-PEO NEO [Member] | Adj Type5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	785,159	376,692	62,180
Non-PEO NEO [Member] | Adj Type6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0